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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Andor Capital Management, L.L.C.
Address:      4 Stamford Plaza
              107 Elm Street, 7th Floor
              Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin E. O'Brien
Title:        Chief General Counsel
Phone:        203-588-2000

Signature, Place, and Date of Signing:


/s/ Kevin E. O'Brien                Stamford, CT               November 15, 2004
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     44
                                                    ----------
Form 13F Information Table Value Total:             $1,681,486
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

13F Securities 9/30/04

NAME                TITLE                                                                                     VOTING AUTHORITY
OF                  OF                      VALUE          SHRS OR  SHRS/  PUT/  INVESTMENT    OTHER        --------------------
ISSUER              CLASS    CUSIP          (x$1,000)      PRN AMT  PRN    CALL  DISCRETION  MANAGERS       SOLE    SHARES  NONE
--------------------------------------------------------------------------------------------------------------------------------
3COM CORP           COM      885535104          70         16,500   SH            SOLE                      16,500
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED            COM      007903107       2,236        172,000   SH            SOLE                     172,000
MICRO DEVICES
INC
--------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC       CL B     00845V209         151        148,244   SH            SOLE                     148,244
--------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD        SHS      M0861T100       9,200        711,000   SH            SOLE                     711,000
--------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER      COM      037833100      35,534        917,000   SH            SOLE                     917,000
INC
--------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES    COM      001941103      32,147      2,097,000   SH            SOLE                   2,097,000
INC
--------------------------------------------------------------------------------------------------------------------------------
AVAYA INC           COM      053499109      54,710      3,924,694   SH            SOLE                   3,924,694
--------------------------------------------------------------------------------------------------------------------------------
COGNIZANT           CL A     192446102      10,068        330,000   SH            SOLE                     330,000
TECHNOLOGY
SOLUTIO
--------------------------------------------------------------------------------------------------------------------------------
DELL INC            COM      24702R101     111,784      3,140,000   SH            SOLE                   3,140,000
--------------------------------------------------------------------------------------------------------------------------------
E M C CORP          COM      268648102      33,755      2,925,000   SH            SOLE                   2,925,000
MASS
--------------------------------------------------------------------------------------------------------------------------------
EBAY INC            COM      278642103     199,602      2,171,000   SH            SOLE                   2,171,000
--------------------------------------------------------------------------------------------------------------------------------
FILENET CORP        COM      316869106       3,492        200,000   SH            SOLE                     200,000
--------------------------------------------------------------------------------------------------------------------------------
HUTCHINSON          COM      448407106       9,061        339,000   SH            SOLE                     339,000
TECHNOLOGY
INC
--------------------------------------------------------------------------------------------------------------------------------
INTEGRATED          COM      45812P107         727        100,000   SH            SOLE                     100,000
SILICON
SOLUTION
--------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP       CL A     46069S109      13,477        846,000   SH            SOLE                     846,000
--------------------------------------------------------------------------------------------------------------------------------
JUNIPER             COM      48203R104     139,311      5,903,000   SH            SOLE                   5,903,000
NETWORKS
INC
--------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH        COM      512807108       4,792        219,000   SH            SOLE                     219,000
CORP
--------------------------------------------------------------------------------------------------------------------------------
MARVELL             ORD      G5876H105      47,766      1,828,000   SH            SOLE                   1,828,000
TECHNOLOGY
GROUP LTD
--------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP         COM      577729205       4,617        887,800   SH            SOLE                     887,800
                    NEW
--------------------------------------------------------------------------------------------------------------------------------
MICRON              COM      595112103      31,916      2,653,000   SH            SOLE                   2,653,000
TECHNOLOGY INC
--------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC        COM      620076109       5,412        300,000   SH            SOLE                     300,000
--------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP         COM      63936L100       5,203        146,000   SH            SOLE                     146,000
--------------------------------------------------------------------------------------------------------------------------------
NOVATEL             COM      66987M604      19,082        812,000   SH            SOLE                     812,000
WIRELESS INC        NEW
--------------------------------------------------------------------------------------------------------------------------------

13F Securities 9/30/04

NAME                TITLE                                                                                     VOTING AUTHORITY
OF                  OF                      VALUE          SHRS OR  SHRS/  PUT/  INVESTMENT    OTHER        --------------------
ISSUER              CLASS    CUSIP          (x$1,000)      PRN AMT  PRN    CALL  DISCRETION  MANAGERS       SOLE    SHARES  NONE
--------------------------------------------------------------------------------------------------------------------------------
PALMONE INC         COM      69713P107      39,518      1,298,223   SH            SOLE                   1,298,223
--------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC         COM      73172K104      10,069        508,000   SH            SOLE                     508,000
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC        COM      747525103     141,286      3,619,000   SH            SOLE                   3,619,000
--------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP        COM      747906204         416        180,000   SH            SOLE                     180,000
                    DSSG
--------------------------------------------------------------------------------------------------------------------------------
RESEARCH            COM      760975102     156,188      2,045,958   SH            SOLE                   2,045,958
IN MOTION LTD
--------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES     COM      749941100       8,578      1,353,000   SH            SOLE                   1,353,000
INC
--------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP        COM      80004C101      11,066        380,000   SH            SOLE                     380,000
--------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP        COM      803062108       8,271      1,084,000   SH            SOLE                   1,084,000
--------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC          COM      808655104      38,157      1,472,100   SH            SOLE                   1,472,100
ATLANTA INC
--------------------------------------------------------------------------------------------------------------------------------
SEAGATE             SHS      G7945J104      32,610      2,412,000   SH            SOLE                   2,412,000
TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
SIERRA              COM      826516106       6,639        373,000   SH            SOLE                     373,000
WIRELESS INC
--------------------------------------------------------------------------------------------------------------------------------
SIGMATEL INC        COM      82661W107       9,332        440,000   SH            SOLE                     440,000
--------------------------------------------------------------------------------------------------------------------------------
SKYWORKS            COM      83088M102       9,632      1,016,000   SH            SOLE                   1,016,000
SOLUTIONS INC
--------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP       COM      871503108     114,864      2,093,000   SH            SOLE                   2,093,000
--------------------------------------------------------------------------------------------------------------------------------
TELLABS INC         COM      879664100      10,109      1,100,000   SH            SOLE                   1,100,000
--------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC     COM      887317105       2,179        135,000   SH            SOLE                     135,000
--------------------------------------------------------------------------------------------------------------------------------
TRIDENT             COM      895919108       7,663        761,000   SH            SOLE                     761,000
MICROSYSTEMS
INC
--------------------------------------------------------------------------------------------------------------------------------
WESTELL             CL A     957541105         414         80,000   SH            SOLE                      80,000
TECHNOLOGIES
INC
--------------------------------------------------------------------------------------------------------------------------------
WESTERN             COM      958102105       8,632        982,000   SH            SOLE                     982,000
DIGITAL CORP
--------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE        CL A     983759101      64,553      2,081,000   SH            SOLE                   2,081,000
RADIO HLDGS INC
--------------------------------------------------------------------------------------------------------------------------------
YAHOO INC           COM      984332106     227,197      6,700,000   SH            SOLE                   6,700,000
--------------------------------------------------------------------------------------------------------------------------------

            REPORT SUMMARY: 44 DATA RECORDS
                            $1,681,486 value
                            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED